Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss	$ (68,752)	$ (18,805)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	968	533
Share-based compensation	6,700	5,331
Non-cash financial expense (income), net	412	(991)
Increase in prepaid expenses and other receivables	(664)	(1,151)
Increase in long-term prepaid expenses	(46)	(31)
Decrease in trade payables	(703)	(1,134)
Increase (decrease) in other payables and accrued expenses	(357)	546
Increase in deferred revenue	18,878
Increase in deferred tax liability	215	160
Change in the fair value of warrants liability	42,183	443
Change in operating lease liabilities	29	90
Change in operating lease right-of-use assets	392	397
Net cash used in operating activities	(745)	(14,612)
Cash flows from investing activities:
Investment in short-term deposits	(82,064)	(32,962)
Investment in restricted deposits	(48)
Proceeds from short-term deposits	65,172	11,977
Purchase of property and equipment	(434)	(3,209)
Net cash used in investing activities	(17,374)	(24,194)
Cash flows from financing activities:
Proceeds from exercise of options	2,886
Proceeds from issuance of Ordinary shares, net	26,122	36,756
Net cash provided by financing activities	29,008	36,756
Effect of exchange rate changes on cash and cash equivalents	(98)	29
Increase (decrease) in cash and cash equivalents	10,791	(2,021)
Cash and cash equivalents at beginning of period	12,202	13,724
Cash and cash equivalents at end of period	22,993	11,703
Supplemental disclosures of cash flow information:
Cash paid during the period for income tax	16	4
Cash paid during the period for interest	169	137
Supplemental disclosure of noncash investing and financing activities:
Operating lease liabilities arising from obtaining right of use assets	945	216
Purchases of property, plant and equipment in exchange for Ordinary shares		$ 675